Employee benefit plans - Amounts in Accumulated Other Comprehensive Income, Pre-Tax, Expected to be Recognized as Components of Net Periodic Benefit Cost Over Next Fiscal Year (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Employee benefit plans
Net actuarial loss	¥ 1,451
Net prior service cost	(1,148)
Total	¥ 303